Note 29 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Total number of shares issued (in shares)	1,180,536,830	1,180,536,830	1,180,536,830
Key management personnel compensation, short-term employee benefits	$ 27.4	$ 33.7	$ 33.7
Key management personnel compensation, share-based payment	$ 5.0	$ 4.8	$ 5.6
San Faustin S.A. [member]
Disclosure of transactions between related parties [line items]
Total number of shares issued (in shares)	713,605,187
Proportion of ownership interest in associate	60.45%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	0.08%
Units issued, related party transactions (in shares)	522,000	468,000	558,000